Marketable Securities (Summary of Investment Securities in an Unrealized Loss Position) (Details) (Corporate debt securities [Member], USD $) In Thousands, unless otherwise specified	Jun. 30, 2014
Corporate debt securities [Member]
Unrealized Losses
Less than 12 months	$ (191)
12 months or more	(162)
Total	(353)
Fair Value
Less than 12 months	16,875
12 months or more	17,223
Total	$ 34,098